Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Schedule Of Activity In Our Various Shareholders' Equity
Activity in our various shareholders' equity accounts for each of the years in the three-year period ended December 31, 2013 was as follows (in millions):

	Shares	Par Value	Additional Paid-in Capital	Retained Earnings	AOCI	Treasury Shares	Noncontrolling Interest
BALANCE, December 31, 2010	150.1	$15.1	$637.1	$5,305.0	$11.1	$(8.8)	$5.5
Net income	—	—	—	600.4	—	—	5.2
Cash dividends paid	—	—	—	(292.3)	—	—	—
Distributions to noncontrolling interests	—	—	—	—	—	—	(5.5)
Shares issued under share-based compensation plans, net	—	—	39.7	—	—	.2	—
Shares issued in connection with the Merger	85.8	8.6	4,568.9	—	—	—	—
Fair value of share options assumed in connection with the Merger	—	—	35.4	—	—	—	—
Equity issuance costs	—	—	(70.5)	—	—	—	—
Tax benefit from share-based compensation	—	—	.5	—	—	—	—
Repurchase of shares	—	—	—	—	—	(10.5)	—
Share-based compensation cost	—	—	41.9	—	—	—	—
Net other comprehensive loss	—	—	—	—	(2.5)	—	—
BALANCE, December 31, 2011	235.9	23.7	5,253.0	5,613.1	8.6	(19.1)	5.2
Net income	—	—	—	1,169.7	—	—	7.0
Cash dividends paid	—	—	—	(348.1)	—	—	—
Distributions to noncontrolling interests	—	—	—	—	—	—	(6.5)
Shares issued in connection with share-based compensation plans, net	1.8	.2	35.3	—	—	(.1)	—
Equity issuance cost refunds	—	—	66.7	—	—	—	—
Tax deficiency from share-based compensation	—	—	(1.0)	—	—	—	—
Repurchase of shares	—	—	—	—	—	(11.8)	—
Share-based compensation cost	—	—	44.7	—	—	—	—
Net other comprehensive income	—	—	—	—	11.5	—	—
BALANCE, December 31, 2012	237.7	23.9	5,398.7	6,434.7	20.1	(31.0)	5.7
Net income	—	—	—	1,418.2	—	—	9.7
Cash dividends paid	—	—	—	(525.6)	—	—	—
Distributions to noncontrolling interests	—	—	—	—	—	—	(8.1)
Shares issued in connection with share-based compensation plans, net	1.9	.2	21.8	—	—	(.1)	—
Tax benefit from share-based compensation	—	—	.1	—	—	—	—
Repurchase of shares	—	—	—	—	—	(14.1)	—
Share-based compensation cost	—	—	46.6	—	—	—	—
Net other comprehensive loss	—	—	—	—	(1.9)	—	—
BALANCE, December 31, 2013	239.6	$24.1	$5,467.2	$7,327.3	$18.2	$(45.2)	$7.3